Retirement benefits - Summary of Movement in Fair Value of Other Post-Employment Benefit Plan Assets (Detail) - Plan assets [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of fair value of plan assets [line items]
Beginning balance	₨ 3,868	$ 51	₨ 3,391	₨ 3,215
Acquired in business combination			164
Contributions received	859	11	822	320
Benefits paid	(598)	(8)	(737)	(376)
Remeasurement gain / (loss) arising from return on plan assets	(12)	0	(29)	(12)
Interest income	301	4	257	244
Ending balance	₨ 4,418	$ 58	₨ 3,868	₨ 3,391